Schedule of Investments	August 31, 2019 (Unaudited)

Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.9%
Energy — 99.9%
BP Midstream Partners	989,308	$14,701,117
Buckeye Partners	1,122,131	46,041,035
Cheniere Energy Partners	855,866	37,512,607
Crestwood Equity Partners	659,851	24,124,153
DCP Midstream	1,736,455	42,300,044
Enable Midstream Partners	1,861,760	23,458,176
Energy Transfer	6,155,080	83,770,639
Enterprise Products Partners	3,241,689	92,420,553
EQM Midstream Partners	1,373,596	41,578,751
Genesis Energy	2,108,237	43,724,835
Holly Energy Partners	958,376	25,828,233
Magellan Midstream Partners	1,106,601	73,788,155
MPLX	2,379,022	66,398,504
NGL Energy Partners	2,440,697	32,925,002
NuStar Energy	1,629,169	44,769,564
Phillips 66 Partners	835,304	45,916,661
Plains All American Pipeline	2,543,666	54,510,762
Shell Midstream Partners	2,062,121	39,613,344
TC PipeLines	1,179,617	46,182,006
Western Midstream Partners	1,899,515	43,764,826
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $864,621,126)		923,328,967
TOTAL INVESTMENTS — 99.9%
(Cost $864,621,126)		$923,328,967

Percentages are based on Net Assets of $924,600,694.

As of August 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 76.3%
Energy — 76.3%
Antero Midstream (A)	2,355,097	$16,744,740
Archrock	1,234,941	11,991,277
Cheniere Energy *	523,259	31,243,795
Enbridge (A) ^	1,868,027	62,504,183
EnLink Midstream	2,493,281	19,796,651
Equitrans Midstream	1,965,903	26,520,031
Kinder Morgan	3,119,905	63,240,474
ONEOK	805,672	57,428,300
Pembina Pipeline	1,228,286	45,041,248
Plains GP Holdings, Cl A	1,407,362	30,849,375
Tallgrass Energy, Cl A	1,452,657	28,443,024
Targa Resources	920,960	33,265,075
TC Energy	1,297,623	66,490,203
Williams	2,097,948	49,511,573
TOTAL COMMON STOCK
(Cost $567,824,971)		543,069,949

MASTER LIMITED PARTNERSHIPS — 23.6%
Energy — 23.6%
Buckeye Partners	231,258	9,488,516
Cheniere Energy Partners	63,228	2,771,283
Crestwood Equity Partners	47,122	1,722,780
DCP Midstream	135,846	3,309,209
Enable Midstream Partners	135,198	1,703,495
Energy Transfer	2,329,993	31,711,205
Enterprise Products Partners	1,104,332	31,484,505
EQM Midstream Partners	124,817	3,778,211
Genesis Energy	164,092	3,403,268
Holly Energy Partners	69,744	1,879,601
Magellan Midstream Partners	344,882	22,996,732
MPLX	588,706	16,430,784

Schedule of Investments	August 31, 2019 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
NuStar Energy	135,080	$3,711,998
Phillips 66 Partners	84,196	4,628,254
Plains All American Pipeline	687,821	14,740,004
Shell Midstream Partners	192,492	3,697,771
TC PipeLines	90,153	3,529,490
Western Midstream Partners	303,942	7,002,824
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $157,305,369)		167,989,930

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.050%
(Cost $1,275,512)	1,275,512	1,275,512
REPURCHASE AGREEMENT(B) — 1.8%
RBC Capital Markets
2.100%, dated 08/31/19, to be repurchased on 09/03/19 repurchase price $12,328,135 (collateralized by U.S. Treasury Obligations, ranging in par value $112,602 - $1,893,418, 2.750%, 06/30/2025, with a total market value of $12,580,608)
(Cost $12,325,978)	$12,325,978	12,325,978
TOTAL INVESTMENTS — 101.9%
(Cost $738,731,830)		$724,661,369

Percentages are based on Net Assets of $711,494,884.

*	Non-income producing security.
^	Canadian security listed on the New York Stock Exchange and the Toronto Stock Exchange.
(A)	This security or a partial position of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $13,049,532.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X MLP & Energy Infrastructure ETF

(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2019, was $13,601,490.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2019.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$543,069,949	$—	$—	$543,069,949
Master Limited Partnerships	167,989,930	—	—	167,989,930
Short-Term Investment	1,275,512	—	—	1,275,512
Repurchase Agreement	—	12,325,978	—	12,325,978
Total Investments in Securities	$712,335,391	$12,325,978	$—	$724,661,369

For the period ended August 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
CLOSED-END FUNDS — 35.1%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	60,337	$730,681
BlackRock Income Trust	139,434	839,394
Brookfield Real Assets Income Fund	35,929	801,576
Eaton Vance Risk-Managed Diversified Equity Income Fund	82,440	765,043
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	67,672	637,470
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	50,408	732,428
Morgan Stanley Emerging Markets Domestic Debt Fund	118,770	775,568
Nuveen Mortgage Opportunity Term Fund	33,911	780,970
Stone Harbor Emerging Markets Income Fund	66,761	854,542
Templeton Emerging Markets Income Fund	80,520	738,368
Voya Global Equity Dividend and Premium Opportunity Fund	113,185	719,857
Western Asset Emerging Markets Debt Fund	60,482	821,346
Western Asset Mortgage Defined Opportunity Fund	38,084	818,044
TOTAL CLOSED-END FUNDS
(Cost $10,376,576)		10,015,287

COMMON STOCK — 30.5%
Energy — 1.2%
ONEOK	4,769	339,934
Financials — 19.9%
Apollo Investment	30,306	495,503
Ares Capital	28,211	532,059
BlackRock Capital Investment	83,817	438,363
BlackRock TCP Capital	34,412	462,841
Hercules Capital	38,116	500,463

Schedule of Investments	August 31, 2019 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Main Street Capital	12,602	$555,875
New Mountain Finance	36,273	489,323
PennantPark Floating Rate Capital	37,555	428,127
PennantPark Investment	65,932	416,031
Prospect Capital	67,754	431,593
Solar Capital	22,542	461,209
TPG Specialty Lending	23,670	490,679
		5,702,066
Utilities — 9.4%
CenterPoint Energy	11,693	323,779
Dominion Energy	4,627	359,194
Duke Energy	4,059	376,432
Entergy	3,999	451,247
FirstEnergy	8,767	403,282
PPL	11,056	326,705
Southern	7,492	436,484
		2,677,123
TOTAL COMMON STOCK
(Cost $8,617,005)		8,719,123

EXCHANGE TRADED FUND — 21.3%
Global X SuperDividend® REIT ETF (A)	422,068	6,077,779
TOTAL EXCHANGE TRADED FUND
(Cost $6,266,666)		6,077,779

MASTER LIMITED PARTNERSHIPS — 8.1%
Energy — 5.8%
Alliance Resource Partners	16,776	259,525
Buckeye Partners	9,325	382,604
Holly Energy Partners	10,646	286,910
Sunoco	11,564	362,762

Schedule of Investments	August 31, 2019 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
USA Compression Partners	21,027	$356,408
		1,648,209
Industrials — 1.1%
Icahn Enterprises	4,808	324,396
Utilities — 1.2%
Suburban Propane Partners	14,435	336,624
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $2,134,911)		2,309,229

BUSINESS DEVELOPMENT COMPANIES — 4.7%
Goldman Sachs BDC	21,794	432,175
Golub Capital BDC	26,186	487,059
TCG BDC	29,730	428,707
TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,441,720)		1,347,941

TOTAL INVESTMENTS — 99.7%
(Cost $28,836,878)		$28,469,359

Percentages are based on Net Assets of $28,560,610.

(A) Affiliated investment.

BDC — Business Development Companies

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of August 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X SuperDividend® Alternatives ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2019:

	Value at 11/30/2018	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Depreciation	Realized Loss	Value at 08/31/19	Shares	Dividend Income
Global X SuperDividend® REIT ETF	$3,686,838	$2,585,536	$(8,627)	$(185,599)	$(369)	$6,077,779	422,068	$251,147

Schedule of Investments	August 31, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 100.9%
BERMUDA— 1.5%
Financials — 1.5%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month+4.060%	32,993	$904,668
Aspen Insurance Holdings, 5.625%	30,025	777,647
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month+4.015%	45,919	1,225,578
Enstar Group, 7.000%	12,756	336,121
PartnerRe, 7.250%	35,793	963,548
PartnerRe, 6.500%	19,199	519,333
PartnerRe, 5.875%	20,491	533,790
RenaissanceRe Holdings, 5.750%	30,033	794,073
RenaissanceRe Holdings, 5.375%	32,981	824,525
TOTAL BERMUDA		6,879,283
CANADA— 0.6%
Energy — 0.6%
Algonquin Power & Utilities, 6.875%, VAR ICE LIBOR USD 3 Month+3.677%	34,502	951,220
Enbridge, 6.375%, VAR ICE LIBOR USD 3 Month+3.593%	73,279	2,045,950
TOTAL CANADA		2,997,170
GERMANY— 1.4%
Financials — 1.4%
Deutsche Bank Contingent Capital Trust II, 6.550%	97,450	2,422,607
Deutsche Bank Contingent Capital Trust V, 8.050%	167,672	4,325,938
TOTAL GERMANY		6,748,545

Schedule of Investments	August 31, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
NETHERLANDS— 1.2%
Financials — 1.2%
Aegon, 6.375%	117,921	$3,054,154
Aegon, 4.000%, VAR ICE LIBOR USD 3 Month+0.875%	28,229	649,549
ING Groep, 6.125%	85,374	2,216,309
TOTAL NETHERLANDS		5,920,012
SPAIN— 0.1%
Financials — 0.1%
Banco Santander, 4.000%, VAR ICE LIBOR USD 3 Month+0.520%	25,131	569,971
TOTAL SPAIN		569,971
UNITED KINGDOM— 1.3%
Financials — 1.3%
HSBC Holdings, 6.200%	158,054	4,103,082
Prudential, 6.750%	30,039	796,034
Prudential, 6.500%	36,564	969,677
TOTAL UNITED KINGDOM		5,868,793
UNITED STATES— 94.8%
Communication Services — 4.8%
AT&T, 5.625%	98,077	2,683,387
AT&T, 5.350%	158,074	4,252,191
Qwest, 7.000%	28,190	745,907
Qwest, 6.875%	60,158	1,529,216
Qwest, 6.750%	79,560	2,012,868
Qwest, 6.625%	49,145	1,275,313
Qwest, 6.500%	115,265	2,870,099
Qwest, 6.125%	94,482	2,286,464
Telephone & Data Systems, 7.000%	36,009	918,950

Schedule of Investments	August 31, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Communication Services — continued
Telephone & Data Systems, 6.875%	25,390	$639,828
Telephone & Data Systems, 5.875%	23,359	566,923
United States Cellular, 7.250%	32,999	874,473
United States Cellular, 7.250%	36,545	969,539
United States Cellular, 6.950%	41,692	1,064,397
		22,689,555
Consumer Discretionary — 1.0%
Brunswick, 6.625%	14,939	405,295
Brunswick, 6.500%	22,128	599,226
Brunswick, 6.375%	25,980	699,642
eBay, 6.000%	90,271	2,417,457
QVC, 6.375%	27,374	699,406
		4,821,026
Consumer Staples — 0.1%
Energizer Holdings, 7.500%	6,069	537,835

Energy — 0.9%
DCP Midstream, 7.950%, VAR ICE LIBOR USD 3 Month+4.882%	11,875	285,000
DCP Midstream, 7.875%, VAR ICE LIBOR USD 3 Month+4.919%	19,277	463,226
Nabors Industries, 6.000%	17,221	260,037
NuStar Energy, 9.000%, VAR ICE LIBOR USD 3 Month+6.880%	20,676	490,435
NuStar Energy, 8.500%, VAR ICE LIBOR USD 3 Month+6.766%	27,107	625,629
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month+5.643%	46,978	969,626
NuStar Logistics, 9.037%, VAR ICE LIBOR USD 3 Month+6.734%	46,158	1,195,954
		4,289,907

Schedule of Investments	August 31, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — 61.2%
Allstate, Ser E, 6.625%	91,110	$2,316,016
Allstate, 6.250%	30,495	783,721
Allstate, 5.625%	34,489	876,710
Allstate, 5.625%	70,293	1,919,702
Allstate, 5.100%, VAR ICE LIBOR USD 3 Month+3.165%	60,160	1,603,866
American Financial Group, 6.250%	16,637	431,231
American Financial Group, 6.000%	17,978	468,147
American Financial Group, 5.875%	13,705	373,461
American International Group, 5.850%	59,476	1,634,995
Apollo Global Management, 6.375%	36,536	966,012
Arch Capital Group, 5.450%	40,165	1,018,183
Arch Capital Group, 5.250%	51,758	1,293,950
Associated Banc-Corp, 5.875%	12,056	325,512
Assurant, 6.500% *	8,727	1,069,494
Assured Guaranty Municipal Holdings, 6.250%	27,574	758,285
Axis Capital Holdings, 5.500%	66,209	1,681,047
Axis Capital Holdings, 5.500%	25,371	636,558
Bank of America, 7.250% *	9,273	13,668,402
Bank of America, 6.500%	133,446	3,428,228
Bank of America, 6.450%, VAR ICE LIBOR USD 3 Month+1.327%	123,855	3,254,909
Bank of America, 6.200%	133,417	3,495,525
Bank of America, 6.000%	163,412	4,385,978
Bank of America, 6.000%	109,382	2,893,154
Bank of America, 5.875%	103,812	2,829,915
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	23,491	546,636

Schedule of Investments	August 31, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.350%	37,957	$895,406
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.500%	48,143	1,078,885
Bank of New York Mellon, 5.200%	71,277	1,832,532
BB&T, 5.850%	66,495	1,663,040
BB&T, 5.625%	135,653	3,392,682
BB&T, 5.625%	56,230	1,481,660
BB&T, 5.200%	51,787	1,299,854
BB&T, 5.200%	60,393	1,517,072
Brighthouse Financial, 6.600%	48,899	1,334,943
Brighthouse Financial, 6.250%	45,728	1,247,917
Capital One Financial, Ser D, 6.700%	60,160	1,528,064
Capital One Financial, Ser C, 6.250%	60,158	1,524,404
Capital One Financial, 6.200%	60,161	1,561,779
Capital One Financial, 6.000%	61,315	1,630,979
Capital One Financial, Ser B, 6.000%	106,436	2,690,702
Capital One Financial, 5.200%	73,372	1,885,660
Carlyle Group, 5.875%	48,799	1,235,591
Charles Schwab, 6.000%	73,326	1,960,737
Charles Schwab, 5.950%	91,363	2,401,933
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	112,064	3,215,116
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	180,786	5,052,969
Citigroup, 6.300%	122,061	3,206,542
Citigroup Capital XIII, 8.636%, VAR ICE LIBOR USD 3 Month+6.370%	271,020	7,409,687
Citizens Financial Group, 6.350%, VAR ICE LIBOR USD 3 Month+3.642%	34,227	957,671

Schedule of Investments	August 31, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	51,891	$1,460,732
First Republic Bank, 5.500%	36,536	964,550
First Republic Bank, 5.500%	18,221	470,831
First Republic Bank, 5.125%	22,433	588,642
Globe Life, 6.125%	36,554	982,572
GMAC Capital Trust I, Ser 2, 7.943%, VAR ICE LIBOR USD 3 Month+5.785%	321,650	8,427,230
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	85,297	2,357,609
Goldman Sachs Group, 6.300%	82,334	2,199,141
Goldman Sachs Group, 5.500%, VAR ICE LIBOR USD 3 Month+3.640%	117,921	3,085,993
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	24,436	545,656
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.670%	87,229	1,904,209
Goldman Sachs Group, 3.750%, VAR ICE LIBOR USD 3 Month+0.750%	90,469	1,896,230
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	73,227	2,128,709
Hartford Financial Services Group, 6.000%	41,458	1,134,291
Huntington Bancshares, 6.250%	73,336	1,939,004
IBERIABANK, 6.100%, VAR ICE LIBOR USD 3 Month+3.859%	10,758	288,852
JPMorgan Chase, 6.300%	102,242	2,557,072
JPMorgan Chase, 6.150%	139,434	3,619,707
JPMorgan Chase, 6.125%	173,084	4,449,990
JPMorgan Chase, 6.100%	172,471	4,460,100
JPMorgan Chase, 6.000%	223,411	6,255,508
JPMorgan Chase, 5.750%	204,953	5,687,446

Schedule of Investments	August 31, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
JPMorgan Chase, 5.450%	109,416	$2,833,874
KeyCorp, 6.125%, VAR ICE LIBOR USD 3 Month+3.892%	61,222	1,722,787
KeyCorp, 5.650%	48,868	1,272,523
KKR, 6.750%	42,091	1,126,355
Legg Mason, 6.375%	30,040	823,396
Legg Mason, 5.450%	60,148	1,569,863
MetLife, 5.625%	97,950	2,616,244
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month+1.000%	72,074	1,733,380
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	101,757	2,898,039
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	100,272	2,809,621
Morgan Stanley, Ser G, 6.625%	60,159	1,543,078
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month+3.708%	117,921	3,272,308
Morgan Stanley, 5.850%, VAR ICE LIBOR USD 3 Month+3.491%	117,921	3,183,867
Morgan Stanley, 4.000%, VAR ICE LIBOR USD 3 Month+0.700%	129,795	2,837,319
Navient, 6.000%	33,913	784,408
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	61,993	1,723,405
New York Community Capital Trust V, 6.000% *	9,109	446,979
Northern Trust, 5.850%	45,901	1,164,967
Oaktree Capital Group, 6.625%	21,933	579,689
Oaktree Capital Group, 6.550%	28,592	752,827
People's United Financial, 5.625%, VAR ICE LIBOR USD 3 Month+4.020%	30,031	831,558

Schedule of Investments	August 31, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
PNC Financial Services Group, 6.125%, VAR ICE LIBOR USD 3 Month+4.067%	181,402	$4,983,113
PNC Financial Services Group, 5.375%	55,312	1,408,243
Prospect Capital, 6.250%	26,518	679,656
Prudential Financial, 5.750%	70,374	1,805,797
Prudential Financial, 5.700%	86,602	2,204,021
Prudential Financial, 5.625%	68,155	1,849,727
Regions Financial, Ser A, 6.375%	60,158	1,528,615
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	60,168	1,664,247
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	45,956	1,240,812
Reinsurance Group of America, 5.750%, VAR ICE LIBOR USD 3 Month+4.040%	45,968	1,287,104
SLM, 4.110%, VAR ICE LIBOR USD 3 Month+1.700%	11,988	690,749
State Street, 6.000%	91,402	2,309,729
State Street, 5.900%, VAR ICE LIBOR USD 3 Month+3.108%	91,324	2,442,917
State Street, 5.350%, VAR ICE LIBOR USD 3 Month+3.709%	60,159	1,590,604
State Street, 5.250%	60,151	1,509,189
Stifel Financial, 6.250%	17,978	483,968
Stifel Financial, 6.250%	17,813	484,514
Stifel Financial, 5.200%	26,985	714,563
SunTrust Banks, 4.000%, VAR ICE LIBOR USD 3 Month+0.530%	21,171	486,510
Synovus Financial, 6.300%, VAR ICE LIBOR USD 3 Month+3.352%	23,971	634,273
TCF Financial, 5.700%	10,459	264,926
Unum Group, 6.250%	36,537	1,003,671

Schedule of Investments	August 31, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	133,352	$3,664,513
US Bancorp, 5.500%	70,301	1,913,593
US Bancorp, 4.500% *	60,157	1,527,386
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month+0.600%	121,720	2,554,903
Valley National Bancorp, 5.500%, VAR ICE LIBOR USD 3 Month+3.578%	11,873	307,154
Webster Financial, 5.250%	18,806	497,607
Wells Fargo, 7.500% *	11,939	17,324,683
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	99,102	2,763,955
Wells Fargo, 6.000%	97,421	2,490,081
Wells Fargo, 6.000%	117,921	3,069,484
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month+3.090%	208,485	5,504,004
Wells Fargo, 5.700%	121,423	3,155,784
Wells Fargo, 5.625%	84,142	2,229,763
Wells Fargo, 5.500%	139,445	3,603,259
Wells Fargo, 5.250%	76,413	1,929,428
Wells Fargo, 5.200%	91,428	2,306,728
Wells Fargo, 5.125%	79,416	1,997,312
Wells Fargo Real Estate Investment, 6.375% ‡	32,404	827,598
WR Berkley, 5.750%	35,332	927,465
WR Berkley, 5.700%	22,122	610,788
WR Berkley, 5.625%	42,722	1,081,721
Zions Bancorporation, 6.300%, VAR ICE LIBOR USD 3 Month+4.240%	16,556	456,614
		290,606,794

Schedule of Investments	August 31, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Health Care — 1.2%
Danaher, 4.750%	4,984	$5,686,595

Industrials — 2.2%
Air Lease, 6.150%, VAR ICE LIBOR USD 3 Month+3.650%	28,394	777,995
Colfax, 5.750%	13,299	1,640,964
Fortive, 5.000% *	4,240	3,972,616
GATX, 5.625%	17,973	486,709
Pitney Bowes, 6.700%	51,920	1,052,938
Stanley Black & Decker, 5.750%	91,385	2,367,785
		10,299,007
Materials — 0.5%
International Flavors & Fragrances, 6.000%	50,321	2,207,582

Real Estate — 9.9%
American Homes 4 Rent, 6.500% ‡	32,246	891,602
American Homes 4 Rent, 6.350% ‡	27,976	773,536
American Homes 4 Rent, 6.250% ‡	13,894	385,003
American Homes 4 Rent, 5.875% ‡	18,514	483,956
Brookfield Property Partners, 6.500%	20,570	532,763
CBL & Associates Properties, Ser D, 7.375% ‡	54,321	418,815
CBL & Associates Properties, 6.625% ‡	21,652	150,265
Crown Castle International, 6.875% ‡ *	6,032	7,873,811
Digital Realty Trust, 6.625% ‡	24,448	668,653
Digital Realty Trust, 6.350% ‡	30,495	805,068
Digital Realty Trust, 5.875% ‡	30,463	774,979
Digital Realty Trust, 5.850% ‡	23,644	649,501
Digital Realty Trust, 5.250% ‡	23,955	608,697
EPR Properties, 5.750% ‡	16,598	432,710

Schedule of Investments	August 31, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Federal Realty Investment Trust, 5.000% ‡	17,842	$462,108
Kimco Realty, 5.500% ‡	26,987	683,581
Kimco Realty, 5.250% ‡	31,721	813,326
Kimco Realty, 5.125% ‡	26,979	679,601
National Retail Properties, 5.700% ‡	34,999	879,175
National Retail Properties, 5.200% ‡	42,049	1,060,055
Office Properties Income Trust, 5.875% ‡	37,764	981,109
PS Business Parks, 5.750% ‡	27,988	722,650
PS Business Parks, 5.250% ‡	27,565	719,722
PS Business Parks, 5.200% ‡	23,954	613,462
PS Business Parks, 5.200% ‡	22,736	584,315
Public Storage, 5.875% ‡	21,293	545,739
Public Storage, 5.625% ‡	35,009	890,279
Public Storage, 5.600% ‡	32,427	907,632
Public Storage, 5.400% ‡	36,540	956,252
Public Storage, 5.375% ‡	57,081	1,451,570
Public Storage, 5.200% ‡	60,151	1,521,820
Public Storage, 5.200% ‡	26,987	683,041
Public Storage, 5.150% ‡	33,615	878,360
Public Storage, 5.125% ‡	23,961	623,226
Public Storage, 5.050% ‡	36,526	950,406
Public Storage, 4.950% ‡	39,628	1,025,573
Public Storage, 4.900% ‡	42,703	1,088,499
QTS Realty Trust, 6.500% ‡	9,676	1,140,607
RLJ Lodging Trust, 1.950% ‡ *	39,280	1,061,738
Senior Housing Properties Trust, 6.250% ‡	30,467	799,149
Senior Housing Properties Trust, 5.625% ‡	42,697	1,005,941
SL Green Realty, 6.500% ‡	28,002	720,492
Spirit Realty Capital, 6.000% ‡	20,671	525,870

Schedule of Investments	August 31, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
VEREIT, Ser F, 6.700% ‡	129,956	$3,276,191
Vornado Realty Trust, 5.700% ‡	36,538	926,238
Vornado Realty Trust, 5.400% ‡	36,526	930,682
Vornado Realty Trust, 5.250% ‡	38,937	997,177
Washington Prime Group, 7.500% ‡	11,846	250,424
		46,805,369
Utilities — 13.0%
Alabama Power, 5.000%	30,034	808,515
American Electric Power, 6.125%	48,397	2,728,623
CenterPoint Energy, 7.000%	57,674	2,851,979
CMS Energy, 5.875%	76,902	2,117,881
CMS Energy, 5.875%	33,627	946,936
CMS Energy, 5.625%	23,970	648,628
Dominion Energy, 5.250%	96,234	2,555,013
DTE Energy, 6.000%	34,148	955,461
DTE Energy, 5.375%	36,543	961,081
DTE Energy, 5.250%	45,910	1,256,557
DTE Energy, 5.250%	22,465	571,060
Duke Energy, 5.750%	117,921	3,273,487
Duke Energy, 5.625%	60,159	1,687,460
Duke Energy, 5.125%	60,152	1,523,049
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	51,147	1,253,101
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	51,735	1,241,640
Entergy Arkansas, 4.875%	47,076	1,245,160
Entergy Louisiana, 4.875%	32,438	853,119

Schedule of Investments	August 31, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
Entergy Mississippi, 4.900%	31,220	$841,379
Georgia Power, 5.000%	32,438	871,285
NextEra Energy Capital Holdings, 5.650%	83,794	2,315,228
NextEra Energy Capital Holdings, 5.250%	67,800	1,842,126
NextEra Energy Capital Holdings, 5.125%	60,152	1,512,823
NextEra Energy Capital Holdings, 5.000%	51,789	1,294,207
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.632%	60,163	1,659,296
PPL Capital Funding, Ser B, 5.900%	51,806	1,315,872
SCE Trust II, 5.100%	48,790	1,167,057
SCE Trust III, 5.750%, VAR ICE LIBOR USD 3 Month+2.990%	33,480	840,013
SCE Trust IV, 5.375%, VAR ICE LIBOR USD 3 Month+3.132%	39,618	969,056
SCE Trust V, 5.450%, VAR ICE LIBOR USD 3 Month+3.790%	36,523	906,501
SCE Trust VI, 5.000%	54,532	1,304,951
Sempra Energy, 6.750% *	17,558	2,026,896
Sempra Energy, 6.000% *	52,093	6,004,239
South Jersey Industries, 7.250%	17,305	902,456
Southern, 6.250%	117,921	3,113,114
Southern, 5.250%	95,102	2,524,958
Southern, 5.250%	51,814	1,375,144
Tennessee Valley Authority, 3.550%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.940%	33,310	858,399
Tennessee Valley Authority, 3.360%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.840%	28,902	740,469
		61,864,219
TOTAL UNITED STATES		449,807,889

Schedule of Investments	August 31, 2019 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
TOTAL PREFERRED STOCK
(Cost $466,376,029)		$478,791,663

MASTER LIMITED PARTNERSHIP — 0.2%
UNITED STATES— 0.2%
Financials — 0.2%
Apollo Global Management	33,475	874,032
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $822,353)		874,032

TOTAL INVESTMENTS — 101.1%
(Cost $467,198,382)		$479,665,695

Percentages are based on Net Assets of $474,699,304.

*	Non-income producing security.
‡	Real Estate Investment Trust

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

USD — U.S. Dollar

VAR – Variable Rate

As of August 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.7%
Communication Services — 1.2%
Viacom, Cl B	3,650	$91,177
Consumer Discretionary — 12.7%
Best Buy	1,595	101,521
Carnival	1,978	87,190
Darden Restaurants	897	108,519
Garmin	1,320	107,672
Genuine Parts	1,021	92,186
Kohl's	2,245	106,099
Ralph Lauren, Cl A	938	82,863
Target	1,200	128,449
Tiffany	1,179	100,062
		914,561
Consumer Staples — 8.9%
Archer-Daniels-Midland	2,577	98,055
Coca-Cola	2,091	115,088
Molson Coors Brewing, Cl B	1,947	99,998
PepsiCo	809	110,615
Procter & Gamble	947	113,858
Walgreens Boots Alliance	2,041	104,479
		642,093
Energy — 10.2%
Baker Hughes a GE, Cl A	4,842	105,023
Chevron	871	102,534
Exxon Mobil	1,444	98,885
HollyFrontier	2,658	117,909
Occidental Petroleum	2,132	92,699
Phillips 66	1,252	123,485
Schlumberger	2,926	94,890
		735,425

Schedule of Investments	August 31, 2019 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Financials — 14.8%
American International Group	2,012	$104,705
Ameriprise Financial	687	88,609
Bank of New York Mellon	2,412	101,449
BlackRock, Cl A	240	101,414
Fifth Third Bancorp	3,918	103,631
Franklin Resources	3,151	82,808
Huntington Bancshares	8,033	106,437
Principal Financial Group	1,920	102,182
Prudential Financial	1,059	84,815
T Rowe Price Group	994	109,957
Unum Group	3,180	80,804
		1,066,811
Health Care — 8.8%
Amgen	609	127,050
Bristol-Myers Squibb	2,211	106,283
Gilead Sciences	1,617	102,744
Johnson & Johnson	766	98,324
Merck	1,296	112,064
Pfizer	2,458	87,382
		633,847
Industrials — 11.7%
3M	644	104,148
CH Robinson Worldwide	1,282	108,316
Cummins	655	97,772
Eaton	1,344	108,488
Fastenal	3,328	101,903
Illinois Tool Works	707	105,951
Johnson Controls International	2,636	112,531
Rockwell Automation	686	104,814
		843,923

Schedule of Investments	August 31, 2019 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 16.7%
Cisco Systems	1,924	$90,062
Corning	3,401	94,718
Intel	2,323	110,133
Juniper Networks	3,946	91,390
KLA-Tencor	977	144,497
Lam Research	606	127,569
NetApp	1,723	82,807
Paychex	1,215	99,266
QUALCOMM	1,561	121,399
Seagate Technology	2,424	121,709
Texas Instruments	982	121,523
		1,205,073
Materials — 5.8%
Celanese, Cl A	1,030	116,770
Dow	2,055	87,605
Nucor	2,075	101,634
Packaging Corp of America	1,125	113,153
		419,162
Real Estate — 8.9%
Apartment Investment & Management, Cl A ‡	2,099	107,049
AvalonBay Communities ‡	516	109,681
HCP ‡	3,339	115,897
Host Hotels & Resorts ‡	5,741	92,086
Kimco Realty ‡	5,729	105,299
Public Storage ‡	433	114,632
		644,644
TOTAL COMMON STOCK
(Cost $7,313,768)		7,196,716
TOTAL INVESTMENTS — 99.7%
(Cost $7,313,768)		$7,196,716

Percentages are based on Net Assets of $7,221,916.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X S&P 500® Quality Dividend ETF

‡	Real Estate Investment Trust

Cl — Class

As of August 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X TargetIncomeTM 5 ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Global X SuperDividend® ETF (A)	7,007	$113,934
Global X SuperDividend® U.S. ETF (A)	5,409	122,568
Global X U.S. Preferred ETF (A)	9,749	243,530
iShares 20+ Year Treasury Bond ETF	896	131,963
SPDR Blackstone	5,117	235,228
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,578	117,967
Xtrackers USD High Yield Corporate Bond ETF	4,825	242,118
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,226,947)		1,207,308

TOTAL INVESTMENTS — 100.0%
(Cost $1,226,947)		$1,207,308

Percentages are based on Net Assets of $1,207,368.

(A) Affiliated investment.

ETF — Exchange Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

USD — U.S. Dollar

As of August 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X TargetIncomeTM 5 ETF

The following is a summary of the transactions with affiliates for the period ended August 31, 2019:

	Value at 11/30/2018	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation	Realized Gain/Loss	Value at 08/31/2019	Shares	Dividend Income
Global X SuperDividend® ETF	$459,486	$127,647	$(421,049)	$8,695	$(60,845)	$113,934	7,007	$15,908
Global X SuperDividend® U.S. ETF	$360,810	$67,667	$(293,375)	$5,103	$(17,637)	$122,568	5,409	$10,348
Global X U.S. Preferred ETF	$462,559	$15,111	$(267,588)	$32,086	$1,362	$243,530	9,749	$16,208
Totals:	$1,282,855	$210,425	$(982,012)	$45,884	$(77,120)	$480,032	22,165	$42,464

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X TargetIncomeTM Plus 2 ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Global X SuperDividend® ETF (A)	3,548	$57,691
Global X U.S. Preferred ETF (A)	9,880	246,802
iShares 20+ Year Treasury Bond ETF	453	66,718
iShares Core U.S. Aggregate Bond ETF	2,168	247,434
SPDR Blackstone	5,186	238,400
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,626	119,549
Xtrackers USD High Yield Corporate Bond ETF	4,889	245,330
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,226,539)		1,221,924

TOTAL INVESTMENTS — 100.0%
(Cost $1,226,539)		$1,221,924

Percentages are based on Net Assets of $1,222,491.

(A) Affiliated investment.

ETF — Exchange Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

USD — U.S. Dollar

As of August 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X TargetIncomeTM Plus 2 ETF

The following is a summary of the transactions with affiliates for the period ended August 31, 2019:

	Value at 11/30/2018	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation	Realized Gain/Loss	Value at 08/31/2019	Shares	Dividend Income
Global X SuperDividend® ETF	$459,620	$11,956	$(371,927)	$21,843	$(63,801)	$57,691	3,548	$16,902
Global X U.S. Preferred ETF	$462,697	$18,575	$(268,237)	$33,615	$152	$246,802	9,880	$16,280
Global X SuperDividend® U.S. ETF	$120,050	$109,185	$(232,716)	$3,716	$(235)	$-	-	$3,439
Totals:	$1,042,367	$139,716	$(872,880)	$59,174	$(63,884)	$304,493	13,428	$36,621

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.7%
Communication Services — 5.4%
AT&T	31,155	$1,098,525
Omnicom Group	1,597	121,468
Telephone & Data Systems	26,115	658,098
T-Mobile US *	1,699	132,607
Tribune Media, Cl A	73,878	3,441,237
Verizon Communications	46,059	2,678,792
Viacom, Cl B	28,251	705,710
Walt Disney	900	123,534
		8,959,971
Consumer Discretionary — 7.2%
AutoZone *	121	133,305
Bright Horizons Family Solutions *	1,526	251,866
Carnival	18,206	802,520
Dunkin' Brands Group	1,566	129,101
Ford Motor	83,044	761,513
Gap	44,402	701,108
Garmin	25,338	2,066,821
General Motors	21,055	780,930
Genuine Parts	1,121	101,215
Goodyear Tire & Rubber	54,968	630,483
Grand Canyon Education *	1,384	173,830
Lennar, Cl A	18,346	935,646
Macy's	36,894	544,555
McDonald's	12,111	2,639,835
Starbucks	1,400	135,184
Toll Brothers	24,321	880,177
Yum! Brands	2,043	238,582
		11,906,671
Consumer Services — 1.2%
Cracker Barrel Old Country Store	12,097	2,000,844

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 8.7%
Archer-Daniels-Midland	3,132	$119,173
Bunge	2,470	131,923
Coca-Cola	41,221	2,268,804
Costco Wholesale	450	132,642
Herbalife Nutrition *	13,853	476,959
Hershey	1,128	178,765
Keurig Dr Pepper	71,837	1,959,713
Molson Coors Brewing, Cl B	15,143	777,744
Mondelez International, Cl A	2,331	128,718
PepsiCo	19,827	2,710,946
Procter & Gamble	1,633	196,335
Sysco	36,614	2,721,519
Walmart	23,010	2,629,123
		14,432,364
Energy — 5.1%
Chevron	1,092	128,550
Exxon Mobil	11,633	796,628
HollyFrontier	17,400	771,864
Kinder Morgan	41,548	842,178
Marathon Petroleum	14,885	732,491
Murphy Oil	37,862	690,224
Occidental Petroleum	16,482	716,637
PBF Energy, Cl A	30,247	716,854
Peabody Energy	36,359	670,097
Phillips 66	8,375	826,026
Plains GP Holdings, Cl A	34,521	756,700
Tallgrass Energy, Cl A	39,868	780,616
		8,428,865
Financials — 30.7%
AGNC Investment ‡	147,824	2,198,143
Ally Financial	25,164	788,891

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Annaly Capital Management ‡	266,863	$2,214,963
Associated Banc-Corp	40,164	772,755
Assured Guaranty	19,527	830,874
Athene Holding, Cl A *	19,589	761,229
AXA Equitable Holdings	37,004	768,573
Bank OZK	27,320	704,856
Blackstone Mortgage Trust, Cl A ‡	98,202	3,417,430
Capital One Financial	8,852	766,760
Chimera Investment ‡	52,230	996,026
CIT Group	16,650	709,123
Citigroup	11,749	756,048
Citizens Financial Group	22,804	769,407
CME Group, Cl A	830	180,351
Fifth Third Bancorp	28,924	765,040
First Horizon National	52,927	837,834
FNB	71,131	764,658
Goldman Sachs Group	3,863	787,704
Hancock Whitney	20,779	729,551
IBERIABANK	10,814	746,058
Invesco	42,756	671,269
Jefferies Financial Group	39,787	741,630
KeyCorp	46,517	772,182
Lazard, Cl A	22,723	780,308
Lincoln National	12,639	668,350
MetLife	17,033	754,562
MFA Financial ‡	474,227	3,400,208
Morgan Stanley	18,853	782,211
Navient	56,842	724,167
New Residential Investment ‡	55,387	779,295
New York Community Bancorp	78,728	908,521
Old Republic International	36,773	859,017

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
PacWest Bancorp	22,075	$752,316
People's United Financial	51,521	740,357
PNC Financial Services Group	6,069	782,476
Principal Financial Group	14,161	753,648
Prudential Financial	8,362	669,713
Regions Financial	53,673	784,699
Reinsurance Group of America, Cl A	5,404	832,054
Starwood Property Trust ‡	149,488	3,502,504
State Street	14,391	738,402
Sterling Bancorp	39,586	754,905
SunTrust Banks	13,187	811,132
Synchrony Financial	23,448	751,508
TCF Financial	19,976	770,275
Two Harbors Investment ‡	17,121	216,238
Umpqua Holdings	48,259	758,149
United Bankshares	22,626	834,447
Unum Group	25,887	657,789
Valley National Bancorp	77,922	818,960
Wells Fargo	17,536	816,652
WR Berkley	2,391	170,359
Zions Bancorp	19,717	810,172
		50,834,749
Health Care — 5.2%
Cooper	434	134,432
Danaher	1,616	229,617
DENTSPLY SIRONA	31,743	1,655,397
Eli Lilly	1,217	137,484
Johnson & Johnson	18,606	2,388,266
Medtronic	1,240	133,784
Merck	13,348	1,154,202
Pfizer	60,278	2,142,883

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
QIAGEN *	3,309	$114,789
STERIS	1,079	166,598
Stryker	593	130,851
Universal Health Services, Cl B	941	136,050
		8,524,353
Industrials — 6.6%
Air Lease, Cl A	20,140	836,615
BWX Technologies	2,423	143,442
Honeywell International	810	133,342
Lockheed Martin	6,988	2,684,161
Macquarie Infrastructure	20,753	784,878
Northrop Grumman	430	158,184
Raytheon	690	127,871
Republic Services, Cl A	29,737	2,654,027
Ryder System	14,269	687,338
Waste Management	22,266	2,657,447
		10,867,305
Information Technology — 9.3%
Accenture, Cl A	878	173,993
Amdocs	40,280	2,607,727
Automatic Data Processing	761	129,248
Black Knight *	2,299	143,113
Citrix Systems	25,023	2,326,639
Fidelity National Information Services	19,814	2,699,063
Fiserv *	2,642	282,535
Genpact	4,995	204,595
International Business Machines	981	132,955
Jack Henry & Associates	17,853	2,587,971
MAXIMUS	1,737	133,645
Motorola Solutions	8,054	1,457,049
Oracle	2,183	113,647

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Paychex	30,310	$2,476,327
		15,468,507
Materials — 5.2%
Air Products & Chemicals	565	127,645
AptarGroup	1,379	168,541
DuPont de Nemours	11,558	785,135
Ecolab	1,086	224,053
International Paper	19,393	758,266
LyondellBasell Industries, Cl A	9,933	768,616
Nucor	15,161	742,586
Olin	39,393	668,893
Reliance Steel & Aluminum	9,374	911,434
Royal Gold	13,922	1,856,916
Sonoco Products	2,462	140,826
United States Steel	54,170	599,662
Westrock	23,318	797,009
		8,549,582
Real Estate — 11.4%
Apple Hospitality ‡	54,753	872,215
Brixmor Property Group ‡	46,505	857,087
EPR Properties ‡	11,416	893,302
Equity Commonwealth ‡	88,691	2,985,339
Equity LifeStyle Properties ‡	13,847	1,865,468
Equity Residential ‡	1,698	143,922
Essex Property Trust ‡	450	144,567
HCP ‡	26,855	932,137
Hospitality Properties Trust ‡	34,055	822,088
Kimco Realty ‡	45,640	838,863
Medical Properties Trust ‡	47,928	890,982
Omega Healthcare Investors ‡	23,814	968,754
Park Hotels & Resorts ‡	32,407	763,185

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Public Storage ‡	575	$152,225
RLJ Lodging Trust ‡	48,772	790,594
Sabra Health Care ‡	41,249	891,803
Spirit Realty Capital ‡	19,580	938,665
Sun Communities ‡	1,519	224,508
VEREIT ‡	94,290	919,328
VICI Properties ‡	40,000	886,400
WP Carey ‡	11,732	1,053,534
		18,834,966
Utilities — 3.7%
Alliant Energy	3,045	159,710
Ameren	1,660	128,069
American Electric Power	2,086	190,139
CenterPoint Energy	4,189	115,993
CMS Energy	2,336	147,285
Consolidated Edison	1,760	156,464
DTE Energy	1,370	177,634
Duke Energy	7,066	655,301
Evergy	2,209	143,585
Eversource Energy	1,793	143,673
Exelon	2,734	129,209
Hawaiian Electric Industries	52,742	2,341,745
National Fuel Gas	2,444	114,233
NextEra Energy	938	205,497
PPL	32,554	961,971
Southern	5,113	297,883
		6,068,391
TOTAL COMMON STOCK
(Cost $163,859,271)		164,876,568
TOTAL INVESTMENTS — 99.7%
(Cost $163,859,271)		$164,876,568

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Adaptive U.S. Factor ETF

Percentages are based on Net Assets of $165,444,857.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of August 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

GLX-QH-005-1500

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 2.3%
Industrials — 2.3%
ATS Automation Tooling Systems *	1,674,580	$23,150,237
Maxar Technologies (A)	1,079,800	7,622,309
TOTAL CANADA		30,772,546
FINLAND— 2.1%
Industrials — 2.1%
Cargotec, Cl B	1,002,294	28,499,473
GERMANY— 1.1%
Information Technology — 1.1%
Isra Vision	398,953	14,454,500
JAPAN— 47.6%
Communication Services — 1.2%
RPA Holdings *	1,055,890	15,568,023
Health Care — 1.1%
CYBERDYNE * (A)	2,496,584	15,100,164
Industrials — 26.4%
Daifuku	1,184,026	55,997,084
FANUC	523,407	91,002,649
Hirata	193,869	12,054,599
Idec	598,040	9,916,156
Mitsubishi Electric	7,480,237	90,450,649
Nachi-Fujikoshi	451,360	18,093,521
SMC	178,572	67,529,135
Toshiba Machine	545,112	10,589,486
		355,633,279
Information Technology — 18.9%
Autonomous Control Systems Laboratory *	185,630	5,169,554
Keyence	162,000	95,998,870
Omron	1,255,244	62,203,433
PKSHA Technology * (A)	488,842	21,875,731

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Yaskawa Electric (A)	2,049,879	$68,944,068
		254,191,656
TOTAL JAPAN		640,493,122
SOUTH KOREA— 0.6%
Information Technology — 0.6%
Robostar (A)	199,781	3,100,832
Robotis * (A)	316,001	3,182,838
Selvas AI * (A)(B)(C)(D)	1,194,000	3,064,294
TOTAL SOUTH KOREA		9,347,964
SWITZERLAND— 10.9%
Health Care — 3.9%
Tecan Group	216,174	51,910,599
Industrials — 7.0%
ABB	4,886,338	92,595,723
TOTAL SWITZERLAND		144,506,322
UNITED KINGDOM— 4.2%
Information Technology — 4.2%
Renishaw	1,310,017	56,636,793
UNITED STATES— 31.0%
Consumer Discretionary — 2.4%
iRobot * (A)	511,861	31,638,128
Energy — 1.5%
Helix Energy Solutions Group *	2,710,799	19,626,185
Health Care — 8.7%
Accuray *	1,554,738	4,166,698
Corindus Vascular Robotics * (A)	3,754,805	15,957,921
Intuitive Surgical *	181,159	92,633,843
TransEnterix * (A)	3,920,278	3,589,799
		116,348,261

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — 5.9%
AeroVironment *	436,102	$22,472,336
John Bean Technologies	559,422	57,240,059
		79,712,395
Information Technology — 12.5%
Brooks Automation	1,316,225	43,869,779
FARO Technologies *	315,738	15,546,939
NVIDIA	626,660	104,971,817
Veritone * (A)	514,307	2,334,954
		166,723,489
TOTAL UNITED STATES		414,048,458
TOTAL COMMON STOCK
(Cost $1,707,512,405)		1,338,759,178

SHORT-TERM INVESTMENT(E)(F) — 0.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.050%
(Cost $6,441,137)	6,441,137	6,441,137

REPURCHASE AGREEMENT(E) — 4.6%
RBC Capital Markets
2.100%, dated 08/31/19, to be repurchased on 09/03/19 repurchase price $62,255,149 (collateralized by U.S. Treasury Obligations, ranging in par value $568,625 - $9,561,463, 2.750%, 06/30/2025, with a total market value of $63,530,094)
(Cost $62,244,256)	$62,244,256	62,244,256
TOTAL INVESTMENTS — 104.9%
(Cost $1,776,197,798)		$1,407,444,571
Percentages are based on Net Assets of $1,341,311,156.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $66,081,126.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of August 31, 2019, was $3,064,294 and represents 0.2% of Net Assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security considered illiquid. The total value of such securities as of August 31, 2019 was $3,064,294 and represented 0.2% of Net Assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2019, was $68,685,393.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2019.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,335,694,884	$—	$3,064,294	$1,338,759,178
Short-Term Investment	6,441,137	—	—	6,441,137
Repurchase Agreement	—	62,244,256	—	62,244,256
Total Investments in Securities	$1,342,136,021	$62,244,256	$3,064,294	$1,407,444,571

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended August 31, 2019, the transfers into Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For the period ended August 31, 2019, there have been no transfers between Level 1 and Level 2 instruments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 9.7%
Financials — 1.0%
HUB24	175,013	$1,459,788
Zip *	993,812	2,283,271
		3,743,059
Information Technology — 8.7%
Afterpay Touch Group *	717,490	14,976,008
IRESS	495,599	4,173,873
Xero *	400,963	17,146,346
		36,296,227
TOTAL AUSTRALIA		40,039,286
CHINA— 0.4%
Financials — 0.4%
Yirendai ADR * (A)	173,706	1,651,944
DENMARK— 2.6%
Information Technology — 2.6%
SimCorp	115,017	10,727,740
GERMANY— 6.5%
Financials — 1.1%
Hypoport *	17,554	4,610,520
Information Technology — 5.4%
Wirecard	139,517	22,293,589
TOTAL GERMANY		26,904,109
JAPAN— 0.3%
Information Technology — 0.3%
Metaps * (A)	116,630	1,081,199
NETHERLANDS— 5.4%
Information Technology — 5.4%
Adyen *	30,786	22,335,327

Schedule of Investments	August 31, 2019 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND— 4.9%
Financials — 0.4%
Leonteq	53,365	$1,656,853
Information Technology — 4.5%
Temenos	110,201	18,466,144
TOTAL SWITZERLAND		20,122,997
UNITED STATES— 70.2%
Financials — 5.8%
Blucora *	137,036	3,094,273
LendingClub *	244,514	3,200,688
LendingTree *	36,592	11,346,813
On Deck Capital *	295,677	960,950
Virtu Financial, Cl A (A)	306,767	5,767,220
		24,369,944
Health Care — 2.6%
HealthEquity *	178,145	10,574,687
Information Technology — 61.8%
Black Knight *	325,162	20,241,335
Bottomline Technologies *	123,338	5,086,459
Envestnet * (A)	147,477	8,437,159
Fidelity National Information Services	190,914	26,006,305
Fiserv *	520,237	55,634,145
GreenSky, Cl A * (A)	176,584	1,200,771
Guidewire Software *	199,157	19,154,920
Intuit	88,694	25,575,802
Mitek Systems *	132,450	1,343,043
Pagseguro Digital, Cl A *	459,571	22,960,167
PayPal Holdings *	199,067	21,708,256
Square, Cl A *	317,803	19,652,938
SS&C Technologies Holdings (A)	340,465	15,869,074

Schedule of Investments	August 31, 2019 (Unaudited)

Global X FinTech ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
StoneCo, Cl A *	412,305	$12,402,134
		255,272,508
TOTAL UNITED STATES		290,217,139
TOTAL COMMON STOCK
(Cost $383,702,894)		413,079,741

SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.050%
(Cost $1,700,991)	1,700,991	1,700,991

REPURCHASE AGREEMENT(B) — 4.0%
RBC Capital Markets
2.100%, dated 08/31/19, to be repurchased on 09/03/19 repurchase price $16,440,485 (collateralized by U.S. Treasury Obligations, ranging in par value $150,164 - $2,525,013, 2.750%, 06/30/2025, with a total market value of $16,777,173)
(Cost $16,437,608)	$16,437,608	16,437,608
TOTAL INVESTMENTS — 104.4%
(Cost $401,841,493)		$431,218,340

Percentages are based on Net Assets of $413,198,386.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $17,864,777.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2019, was $18,138,599.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2019.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X FinTech ETF

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of August 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$413,079,741	$—	$—	$413,079,741
Short-Term Investment	1,700,991	—	—	1,700,991
Repurchase Agreement	—	16,437,608	—	16,437,608
Total Investments in Securities	$414,780,732	$16,437,608	$—	$431,218,340

For the period ended August 31, 2019 there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRIA— 2.8%
Information Technology — 2.8%
AMS	63,606	$2,547,583
FRANCE— 3.3%
Industrials — 3.3%
Legrand	17,910	1,266,635
Schneider Electric	21,139	1,772,951
TOTAL FRANCE		3,039,586
HONG KONG— 1.7%
Information Technology — 1.7%
Xiaomi, Cl B * (A)	1,470,600	1,600,977
ITALY— 0.7%
Information Technology — 0.7%
Datalogic	43,809	626,697
JAPAN— 1.8%
Communication Services — 0.4%
And Factory * (A)	15,400	338,773
Information Technology — 1.4%
Nippon Ceramic	20,410	508,784
Renesas Electronics *	113,200	708,133
		1,216,917
TOTAL JAPAN		1,555,690
NETHERLANDS— 2.1%
Information Technology — 2.1%
NXP Semiconductors	19,305	1,971,813
NORWAY— 0.7%
Information Technology — 0.7%
Nordic Semiconductor *	134,714	610,679

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN— 0.3%
Information Technology — 0.3%
Fingerprint Cards, Cl B (A)	139,752	$244,610
SWITZERLAND— 10.1%
Industrials — 1.9%
ABB	94,568	1,792,056
Information Technology — 8.2%
Landis+Gyr Group	22,000	1,803,224
STMicroelectronics	330,309	5,865,508
		7,668,732
TOTAL SWITZERLAND		9,460,788
TAIWAN— 6.9%
Information Technology — 6.9%
Advantech	526,643	4,476,717
eMemory Technology	57,762	670,304
MediaTek	106,500	1,246,060
TOTAL TAIWAN		6,393,081
UNITED KINGDOM— 0.4%
Information Technology — 0.4%
Spirent Communications	148,325	333,457
UNITED STATES— 69.0%
Communication Services — 0.3%
ORBCOMM *	59,812	275,733
Consumer Discretionary — 6.3%
Garmin	69,228	5,646,928
Garrett Motion *	18,141	178,507
		5,825,435
Health Care — 6.9%
DexCom *	36,350	6,238,024
Senseonics Holdings * (A)	135,869	138,586
		6,376,610

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 16.2%
ADT (A)	570,057	$2,713,471
Emerson Electric	28,527	1,699,924
Honeywell International	10,601	1,745,137
Johnson Controls International	47,656	2,034,435
Resideo Technologies *	13,067	180,063
Rockwell Automation	7,944	1,213,764
Sensata Technologies Holding *	116,816	5,324,473
		14,911,267
Information Technology — 39.3%
Alarm.com Holdings *	36,040	1,715,504
Ambarella *	24,378	1,361,999
Analog Devices	16,809	1,846,132
Arlo Technologies *	68,798	216,026
Badger Meter	21,890	1,129,086
Belden	29,414	1,341,573
Cisco Systems	32,549	1,523,619
Cypress Semiconductor	253,729	5,838,304
Fitbit, Cl A *	166,331	513,963
Impinj * (A)	16,152	587,610
Intel	40,090	1,900,667
InterDigital	23,643	1,162,526
International Business Machines	13,626	1,846,732
Itron *	29,488	2,047,941
NETGEAR *	23,720	823,558
QUALCOMM	25,693	1,998,145
Rambus *	82,206	1,030,863
Sierra Wireless * (A)	27,331	295,175
Silicon Laboratories *	32,647	3,558,523
Skyworks Solutions	74,594	5,614,690
		36,352,636

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Internet of Things ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$63,741,681
TOTAL COMMON STOCK
(Cost $93,226,625)		92,126,642
SHORT-TERM INVESTMENT(B)(C) — 0.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.050%
(Cost $454,616)	454,616	454,616
REPURCHASE AGREEMENT(B) — 4.8%
RBC Capital Markets
2.100%, dated 08/31/19, to be repurchased on 09/03/19 repurchase price $4,393,971 (collateralized by U.S. Treasury Obligations, ranging in par value $40,134 - $674,848, 2.750%, 06/30/2025, with a total market value of $4,483,954)
(Cost $4,393,202)	$4,393,202	4,393,202
TOTAL INVESTMENTS — 105.1%
(Cost $98,074,443)		$96,974,460

Percentages are based on Net Assets of $92,302,498.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $4,640,662.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2019, was $4,847,818.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2019.

Cl — Class

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Internet of Things ETF

The following is a summary of the level of inputs used as of August 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$92,126,642	$—	$—	$92,126,642
Short-Term Investment	454,616	—	—	454,616
Repurchase Agreement	—	4,393,202	—	4,393,202
Total Investments in Securities	$92,581,258	$4,393,202	$—	$96,974,460

For the period ended August 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 0.3%
Information Technology — 0.3%
Xero *	2,986	$127,690
CANADA— 0.6%
Information Technology — 0.6%
Open Text	5,691	223,092
CHINA— 8.9%
Communication Services — 4.8%
Baidu ADR *	5,868	613,030
Tencent Holdings	25,920	1,074,466
Tencent Music Entertainment Group ADR * (A)	7,672	102,038
		1,789,534
Consumer Discretionary — 4.1%
Alibaba Group Holding ADR *	6,706	1,173,751
JD.com ADR *	12,667	386,344
		1,560,095
TOTAL CHINA		3,349,629
GERMANY— 3.1%
Industrials — 2.8%
Siemens	10,464	1,048,059
Information Technology — 0.3%
Software	4,005	108,057
TOTAL GERMANY		1,156,116
JAPAN— 0.9%
Industrials — 0.9%
Toshiba	11,120	345,716
SOUTH KOREA— 1.0%
Information Technology — 1.0%
SK Hynix	5,896	376,760

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND— 0.9%
Information Technology — 0.9%
STMicroelectronics	19,145	$339,654
TAIWAN— 0.9%
Information Technology — 0.9%
Global Unichip	14,880	112,275
Phison Electronics	11,390	104,617
Winbond Electronics	217,100	117,846
TOTAL TAIWAN		334,738
UNITED KINGDOM— 1.9%
Industrials — 1.6%
Experian	19,270	590,923
Information Technology — 0.3%
Avast	27,864	128,950
TOTAL UNITED KINGDOM		719,873
UNITED STATES— 81.4%
Communication Services — 12.2%
Alphabet, Cl A *	1,035	1,232,198
Facebook, Cl A *	5,972	1,108,821
Netflix *	3,841	1,128,294
Snap, Cl A *	22,562	357,156
Twitter *	16,255	693,276
Yelp, Cl A *	3,409	114,236
		4,633,981
Consumer Discretionary — 4.8%
Amazon.com *	600	1,065,774
eBay	17,934	722,561
		1,788,335
Health Care — 0.4%
Moderna * (A)	8,184	128,734

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 9.3%
Axon Enterprise *	1,815	$108,846
Lockheed Martin	1,116	428,667
Nielsen Holdings	7,500	155,700
Northrop Grumman	1,244	457,630
Raytheon	5,876	1,088,940
Thomson Reuters	10,618	729,244
Verisk Analytics, Cl A	3,465	559,736
		3,528,763
Information Technology — 54.7%
Adobe *	3,896	1,108,451
Advanced Micro Devices *	22,772	716,179
Anaplan *	2,536	137,781
Autodesk *	2,348	335,341
Blackbaud	1,436	130,633
Broadridge Financial Solutions	2,457	318,034
Cornerstone OnDemand *	1,963	102,410
Cypress Semiconductor	7,777	178,949
DXC Technology	5,654	187,826
Envestnet *	1,664	95,197
Fair Isaac *	612	215,865
FireEye *	7,617	102,296
Fortinet *	3,609	285,761
Genpact	4,014	164,413
Hewlett Packard Enterprise	28,407	392,585
HubSpot *	877	175,119
Intel	22,961	1,088,581
International Business Machines	7,925	1,074,075
Juniper Networks	7,270	168,373
LogMeIn	1,587	106,075
Micron Technology *	8,558	387,421
Microsoft	8,633	1,190,145
NetApp	5,071	243,712

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Nuance Communications *	7,164	$120,427
NVIDIA	6,799	1,138,900
Oracle	20,779	1,081,755
Pegasystems	1,666	116,870
Perspecta	5,082	131,878
PTC *	2,433	159,289
Pure Storage, Cl A *	7,507	122,214
QUALCOMM	16,334	1,270,295
salesforce.com *	9,358	1,460,503
Seagate Technology	5,865	294,482
ServiceNow *	3,902	1,021,700
Shopify, Cl A *	2,094	807,007
Splunk *	3,175	355,028
StoneCo, Cl A *	3,228	97,098
Symantec	13,096	304,482
Synopsys *	3,169	449,396
Teradata *	3,332	102,859
Trade Desk, Cl A *	811	199,319
Twilio, Cl A *	2,425	316,390
Verint Systems *	2,136	113,827
VMware, Cl A	2,214	313,148
Wix.com *	1,083	151,891
Workday, Cl A *	3,413	605,057
Xilinx	5,315	553,079
Zebra Technologies, Cl A *	1,140	233,734
Zendesk *	2,311	185,342
		20,611,192
TOTAL UNITED STATES		30,691,005
TOTAL COMMON STOCK
(Cost $37,241,952)		37,664,273

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Future Analytics Tech ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.050%
(Cost $16,088)	16,088	$16,088

REPURCHASE AGREEMENT(B) — 0.4%
RBC Capital Markets
2.100%, dated 08/31/19, to be repurchased on 09/03/19 repurchase price $155,489 (collateralized by U.S. Treasury Obligations, ranging in par value $1,420 - $23,881, 2.750%, 06/30/2025, with a total market value of $158,674)
(Cost $155,462)	$155,462	155,462
TOTAL INVESTMENTS — 100.3%
(Cost $37,413,502)		$37,835,823

Percentages are based on Net Assets of $37,729,717.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $170,433.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2019, was $171,550.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2019.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Future Analytics Tech ETF

The following is a summary of the level of inputs used as of August 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$37,664,273	$—	$—	$37,664,273
Short-Term Investment	16,088	—	—	16,088
Repurchase Agreement	—	155,462	—	155,462
Total Investments in Securities	$37,680,361	$155,462	$—	$37,835,823

For the period ended August 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.4%
AUSTRALIA— 2.1%
Materials — 2.1%
Mineral Resources	9,744	$86,790
Orocobre * (A)	53,337	88,043
Pilbara Minerals * (A)(B)(C)	298,434	70,374
TOTAL AUSTRALIA		245,207
BELGIUM— 1.0%
Materials — 1.0%
Umicore	3,928	125,316
CANADA— 0.8%
Materials — 0.8%
Lundin Mining	20,119	96,144
CHILE— 0.7%
Materials — 0.7%
Sociedad Quimica y Minera de Chile ADR	3,636	89,591
CHINA— 3.1%
Communication Services — 1.5%
Baidu ADR *	1,674	174,883
Consumer Discretionary — 0.8%
Tianneng Power International	120,800	95,433
Materials — 0.8%
China Molybdenum, Cl H	346,372	94,159
TOTAL CHINA		364,475
FRANCE— 2.0%
Consumer Discretionary — 1.1%
Renault	2,239	128,611
Materials — 0.9%
Arkema	1,281	112,517
TOTAL FRANCE		241,128

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
GERMANY— 4.2%
Consumer Discretionary — 4.2%
Bayerische Motoren Werke	2,268	$151,881
Continental	1,068	129,093
Daimler	4,627	217,602
TOTAL GERMANY		498,576
HONG KONG— 1.9%
Consumer Discretionary — 1.9%
BYD, Cl H (A)	18,300	94,824
Geely Automobile Holdings	81,600	126,222
TOTAL HONG KONG		221,046
ITALY— 1.1%
Consumer Discretionary — 1.1%
Fiat Chrysler Automobiles	10,284	134,068
JAPAN— 7.2%
Consumer Discretionary — 7.2%
Denso	3,542	148,761
Honda Motor	7,926	188,433
Nissan Motor	20,504	126,797
Toyota Motor	5,960	390,801
TOTAL JAPAN		854,792
NETHERLANDS— 3.3%
Consumer Discretionary — 0.9%
TomTom	9,280	113,294
Information Technology — 1.6%
NXP Semiconductors	1,837	187,631
Materials — 0.8%
APERAM	4,008	97,016
TOTAL NETHERLANDS		397,941

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA— 4.1%
Consumer Discretionary — 1.1%
Hyundai Motor	1,259	$133,566
Information Technology — 3.0%
Samsung Electronics	9,746	354,034
TOTAL SOUTH KOREA		487,600
UNITED KINGDOM— 0.9%
Materials — 0.9%
Johnson Matthey	2,963	105,007
UNITED STATES— 66.0%
Communication Services — 3.3%
Alphabet, Cl A *	332	395,256
Consumer Discretionary — 14.4%
American Axle & Manufacturing Holdings *	8,890	56,363
Aptiv	2,002	166,506
Autoliv	1,716	117,374
BorgWarner	3,124	101,936
Dana	5,854	74,521
Delphi Technologies	6,003	79,420
Ford Motor	20,970	192,295
General Motors	6,365	236,078
Gentherm *	2,597	95,310
Harley-Davidson	3,223	102,814
Lear	922	103,504
Tesla *	744	167,854
Veoneer * (A)	6,426	94,269
Visteon *	1,847	127,387
		1,715,631
Industrials — 12.2%
Ballard Power Systems * (A)	25,186	113,337

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Bloom Energy, Cl A * (A)	8,306	$37,211
EnerSys	1,657	92,792
General Electric	24,840	204,930
Honeywell International	1,457	239,851
Hyster-Yale Materials Handling	1,904	103,863
ITT	1,814	103,253
Johnson Controls International	4,997	213,322
Plug Power * (A)	43,706	94,842
WABCO Holdings *	907	121,094
Wabtec	1,868	129,284
		1,453,779
Information Technology — 32.5%
Advanced Micro Devices *	5,815	182,882
Ambarella *	2,257	126,099
Apple	1,866	389,509
CEVA *	4,016	126,143
Cisco Systems	6,594	308,665
Cypress Semiconductor	5,535	127,360
II-VI *	2,910	109,154
Intel	7,637	362,070
Maxim Integrated Products	2,397	130,733
Micron Technology *	5,449	246,676
Microsoft	2,756	379,942
NVIDIA	2,287	383,095
ON Semiconductor *	6,124	109,007
QUALCOMM	4,851	377,262
Rogers *	671	88,854
Texas Instruments	2,129	263,464
Xilinx	1,551	161,397
		3,872,312
Materials — 3.6%
Albemarle	1,692	104,447

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
Allegheny Technologies *	4,459	$88,377
Carpenter Technology	2,315	112,602
Freeport-McMoRan Copper & Gold	13,204	121,345
		426,771
TOTAL UNITED STATES		7,863,749
TOTAL COMMON STOCK
(Cost $13,718,285)		11,724,640

PREFERRED STOCK — 1.5%
GERMANY— 1.5%
Consumer Discretionary — 1.5%
Volkswagen (D)
(Cost $234,875)	1,109	178,430

SHORT-TERM INVESTMENT(E)(F) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.050%
(Cost $34,920)	34,920	34,920

REPURCHASE AGREEMENT(E) — 2.8%
RBC Capital Markets
2.100%, dated 08/31/19, to be repurchased on 09/03/19 repurchase price $337,515 (collateralized by U.S. Treasury Obligations, ranging in par value $3,083 - $51,837, 2.750%, 06/30/2025, with a total market value of $344,426)
(Cost $337,456)	$337,456	337,456
TOTAL INVESTMENTS — 103.0%
(Cost $14,325,536)		$12,275,446

Percentages are based on Net Assets of $11,917,167.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $354,968.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of August 31, 2019, was $70,374 and represents 0.6% of Net Assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	There is currently no stated rate.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2019, was $372,376.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2019.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$11,654,266	$—	$70,374	$11,724,640
Preferred Stock	178,430	—	—	178,430
Short-Term Investment	34,920	—	—	34,920
Repurchase Agreement	—	337,456	—	337,456
Total Investments in Securities	$11,867,616	$337,456	$70,374	$12,275,446

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended August 31, 2019, the transfers into Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For the period ended August 31, 2019, there has been no transfer between Level 1 and Level 2 instruments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 100.0%
HONG KONG— 4.4%
Health Care — 4.4%
Genscript Biotech *	294,700	$661,212
UNITED STATES— 95.6%
Health Care — 95.6%
Adverum Biotechnologies *	15,752	162,718
Agilent Technologies	7,931	563,973
Alnylam Pharmaceuticals *	7,339	592,184
Arrowhead Pharmaceuticals *	24,544	838,669
Audentes Therapeutics *	12,123	377,025
BioMarin Pharmaceutical *	7,138	535,778
Bluebird Bio *	4,180	431,836
Blueprint Medicines *	7,851	601,936
Celgene *	3,586	347,125
CRISPR Therapeutics *	8,404	388,349
Dicerna Pharmaceuticals *	14,916	207,332
Editas Medicine *	14,176	351,990
Fluidigm *	21,472	119,814
Genomic Health *	8,921	683,884
Gilead Sciences	4,982	316,556
Homology Medicines *	6,226	117,734
Illumina *	2,069	582,092
Intellia Therapeutics *	9,680	137,359
Invitae *	24,678	598,688
Natera *	15,507	510,956
Pacific Biosciences of California *	42,812	237,607
ProQR Therapeutics *	8,558	61,532
PTC Therapeutics *	17,339	772,800
QIAGEN *	15,840	549,490
REGENXBIO *	10,538	363,456
Rocket Pharmaceuticals *	13,156	142,743
Sangamo Therapeutics *	30,118	328,286

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Sarepta Therapeutics *	5,209	$469,591
Solid Biosciences *	4,730	38,218
Sorrento Therapeutics *	47,630	100,499
Spark Therapeutics *	5,625	547,931
Tocagen *	4,576	14,872
Ultragenyx Pharmaceutical *	9,285	505,754
uniQure *	6,895	374,054
Veracyte *	9,460	250,690
Vertex Pharmaceuticals *	3,366	605,947
Voyager Therapeutics *	7,084	126,591
WaVe Life Sciences *	8,360	192,280
ZIOPHARM Oncology *	48,400	241,516
TOTAL UNITED STATES		14,389,855
TOTAL INVESTMENTS — 100.0%
(Cost $15,527,997)		$15,051,067

Percentages are based on Net Assets of $15,054,155.

*	Non-income producing security.

As of August 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — 99.8%
GERMANY— 0.3%
Communication Services — 0.3%
Trivago ADR *	52,724	$257,293
UNITED STATES— 99.5%
Communication Services — 25.0%
Alphabet, Cl A *	1,866	2,221,529
Cargurus, Cl A *	6,909	225,372
Cars.com *	9,774	87,086
Facebook, Cl A *	12,702	2,358,381
IAC *	5,963	1,518,418
Live Nation Entertainment *	16,161	1,123,351
Match Group	5,247	444,946
Netflix *	6,221	1,827,419
Snap, Cl A *	80,029	1,266,859
Spotify Technology *	13,833	1,866,763
TripAdvisor *	9,593	364,438
TrueCar *	34,471	136,505
Twitter *	58,857	2,510,252
Walt Disney	19,249	2,642,118
Yelp, Cl A *	6,285	210,610
Zillow Group, Cl A *	6,179	211,136
Zynga, Cl A *	70,995	405,381
		19,420,564
Consumer Discretionary — 42.2%
Amazon.com *	1,230	2,184,837
AutoNation *	6,873	326,193
Bed Bath & Beyond	11,601	112,182
Booking Holdings *	1,245	2,448,179
Bright Horizons Family Solutions *	4,472	738,103
Capri Holdings *	11,527	304,082
CarMax *	12,826	1,068,149

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Carter's	3,470	$317,436
Carvana, Cl A *	3,580	290,553
Chegg *	8,854	350,973
Children's Place Retail Stores	2,209	192,735
Chipotle Mexican Grill, Cl A *	2,116	1,774,097
Columbia Sportswear	5,211	488,740
Designer Brands, Cl A	9,941	163,927
Dick's Sporting Goods	5,489	186,846
eBay	59,867	2,412,041
Etsy *	9,158	483,451
Expedia Group	12,105	1,574,861
GoPro, Cl A *	33,455	129,471
Graham Holdings, Cl B	322	226,707
Groupon, Cl A *	63,244	156,845
GrubHub *	6,977	414,015
Home Depot	11,332	2,582,675
K12 *	6,165	162,448
Kontoor Brands	3,605	123,435
L Brands	21,058	347,668
Laureate Education, Cl A *	14,278	261,287
Lowe's	19,843	2,226,385
Lululemon Athletica *	9,434	1,742,177
NIKE, Cl B	26,634	2,250,572
Planet Fitness, Cl A *	6,426	453,740
Starbucks	29,925	2,889,558
Strategic Education	1,657	280,414
Under Armour, Cl A *	14,359	267,221
VF	25,280	2,071,696
Wayfair, Cl A *	4,882	550,397
Weight Watchers International *	10,947	328,301
		32,882,397

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 3.7%
Costco Wholesale	9,184	$2,707,076
Sprouts Farmers Market *	10,444	187,470
		2,894,546
Financials — 1.5%
Blucora *	6,487	146,476
LendingClub *	13,647	178,639
LendingTree *	991	307,299
Nelnet, Cl A	3,942	264,311
SLM	33,404	281,931
		1,178,656
Industrials — 0.2%
Avis Budget Group *	6,480	160,510
Information Technology — 15.4%
2U *	4,461	79,763
Apple	11,267	2,351,874
Fiserv *	26,030	2,783,647
Fitbit, Cl A *	37,530	115,968
Instructure *	4,942	204,401
Intuit	8,726	2,516,230
PayPal Holdings *	21,007	2,290,813
Pluralsight, Cl A *	7,404	119,204
Square, Cl A *	25,088	1,551,442
		12,013,342
Real Estate — 11.5%
American Campus Communities ‡	10,511	488,551
AvalonBay Communities ‡	11,162	2,372,595
Camden Property Trust ‡	7,606	823,350
Equity Residential ‡	29,570	2,506,353
Independence Realty Trust ‡	21,070	293,084
Investors Real Estate Trust ‡	3,709	256,848
Invitation Homes ‡	39,929	1,148,358

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
UDR ‡	21,546	$1,038,086
		8,927,225
TOTAL UNITED STATES		77,477,240
TOTAL INVESTMENTS — 99.8%
(Cost $75,097,670)		$77,734,533

Percentages are based on Net Assets of $77,879,390.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

As of August 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 0.7%
Health Care — 0.7%
Cochlear	1,073	$157,600
BELGIUM— 1.3%
Health Care — 1.3%
UCB	3,614	270,395
CANADA— 0.3%
Health Care — 0.3%
Chartwell Retirement Residences	5,662	63,574
CHINA— 0.7%
Health Care — 0.7%
BeiGene ADR *	1,105	158,844
DENMARK— 6.0%
Health Care — 6.0%
Demant *	4,667	141,652
Genmab *	1,145	234,138
GN Store Nord	2,690	112,835
H Lundbeck	3,676	134,105
Novo Nordisk, Cl B	12,758	663,847
TOTAL DENMARK		1,286,577
FRANCE— 1.8%
Health Care — 1.8%
BioMerieux	2,198	178,999
Korian	1,632	65,204
Orpea	1,199	151,582
TOTAL FRANCE		395,785
GERMANY— 1.8%
Health Care — 1.8%
Fresenius Medical Care & KGaA	5,819	392,179

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 0.2%
Health Care — 0.2%
Luye Pharma Group	65,847	$51,179
IRELAND— 0.4%
Health Care — 0.4%
Amarin ADR *	5,446	81,636
ITALY— 0.5%
Health Care — 0.5%
Amplifon	4,155	106,888
JAPAN— 6.8%
Health Care — 6.8%
Chugai Pharmaceutical	10,186	729,320
Kissei Pharmaceutical	2,543	58,241
Miraca Holdings	2,592	57,215
Mochida Pharmaceutical	1,330	52,000
Nipro	5,375	56,563
Terumo	14,166	411,988
Toho Holdings	2,703	64,605
TOTAL JAPAN		1,429,932
NEW ZEALAND— 0.4%
Health Care — 0.4%
Ryman Healthcare	9,443	77,543
SOUTH KOREA— 1.7%
Health Care — 1.7%
Celltrion *	2,377	308,102
Helixmith *	391	59,079
TOTAL SOUTH KOREA		367,181

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN— 0.7%
Health Care — 0.7%
Attendo	12,388	$54,318
Elekta, Cl B	6,820	87,034
TOTAL SWEDEN		141,352
SWITZERLAND— 2.4%
Health Care — 2.4%
Sonova Holding	1,215	282,061
Straumann Holding	296	232,025
TOTAL SWITZERLAND		514,086
TAIWAN— 0.3%
Health Care — 0.3%
OBI Pharma *	12,408	55,107
UNITED KINGDOM— 2.2%
Consumer Discretionary — 0.3%
McCarthy & Stone	38,294	62,633
Health Care — 1.9%
Smith & Nephew	16,548	396,006
TOTAL UNITED KINGDOM		458,639
UNITED STATES— 71.6%
Health Care — 62.7%
AbbVie	7,874	517,637
ABIOMED *	838	161,793
ACADIA Pharmaceuticals *	2,667	73,769
Aerie Pharmaceuticals *	1,431	30,995
Agios Pharmaceuticals *	1,117	42,390
Align Technology *	1,485	271,918
Alkermes *	2,911	61,073
Amedisys *	594	76,454
Amgen	3,366	702,215
Becton Dickinson	2,586	656,637

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Biogen Idec *	2,715	$596,621
Bluebird Bio *	1,026	105,996
Blueprint Medicines *	888	68,083
Boston Scientific *	16,999	726,367
Bristol-Myers Squibb	14,219	683,508
Brookdale Senior Living *	9,088	74,340
Celgene *	6,917	669,566
Clovis Oncology *	2,591	14,536
DaVita *	3,091	174,239
DENTSPLY SIRONA	4,147	216,266
DexCom *	1,673	287,104
Diplomat Pharmacy *	11,172	64,909
Edwards Lifesciences *	3,453	766,013
Ensign Group	1,240	61,876
Exact Sciences *	2,336	278,498
Exelixis *	5,591	110,981
FibroGen *	1,587	70,875
Genomic Health *	935	71,677
Glaukos *	836	53,763
Halozyme Therapeutics *	3,739	61,768
Incyte *	3,980	325,644
Inogen *	716	33,201
Insulet *	1,099	169,433
Integer Holdings *	832	60,237
Integra LifeSciences Holdings *	1,594	95,672
Ionis Pharmaceuticals *	2,578	162,955
Lexicon Pharmaceuticals *	10,260	13,543
LHC Group *	581	68,849
LivaNova *	917	71,187
Medtronic	7,356	793,638
Merit Medical Systems *	1,033	35,928
Myriad Genetics *	1,989	46,801

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
National HealthCare	857	$69,246
Natus Medical *	2,502	69,255
Novocure *	1,759	159,823
NuVasive *	1,131	71,841
Puma Biotechnology *	1,818	19,544
Quest Diagnostics	2,499	255,822
Radius Health *	2,894	81,900
Regeneron Pharmaceuticals *	1,601	464,370
Sage Therapeutics *	941	161,541
Seattle Genetics *	2,991	217,266
Spectrum Pharmaceuticals *	5,958	43,732
Stryker	3,325	733,695
Varian Medical Systems *	1,684	178,386
Vertex Pharmaceuticals *	3,429	617,289
Wright Medical Group *	2,332	48,622
Zimmer Biomet Holdings	3,860	537,312
		13,358,599
Real Estate — 8.9%
HCP ‡	8,880	308,225
LTC Properties ‡	1,392	67,930
National Health Investors ‡	821	68,110
Omega Healthcare Investors ‡	3,844	156,374
Sabra Health Care ‡	3,384	73,162
Senior Housing Properties Trust ‡	7,382	62,673
Ventas ‡	6,748	495,236
Welltower ‡	7,531	674,476
		1,906,186
TOTAL UNITED STATES		15,264,785
TOTAL INVESTMENTS — 99.8%
(Cost $19,872,270)		$21,273,282

Percentages are based on Net Assets of $21,324,607.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

As of August 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 0.8%
Consumer Staples — 0.8%
Bellamy's Australia *	11,587	$58,551
Blackmores	1,775	86,225
TOTAL AUSTRALIA		144,776
CANADA— 3.1%
Consumer Discretionary — 3.1%
Gildan Activewear	15,260	560,536
CHINA— 3.7%
Consumer Discretionary — 3.7%
Li Ning	225,957	667,603
FRANCE— 3.6%
Consumer Staples — 3.6%
Danone	7,241	649,575
GERMANY— 7.5%
Consumer Discretionary — 7.5%
adidas	2,208	655,791
Puma	9,450	718,591
TOTAL GERMANY		1,374,382
HONG KONG— 6.1%
Consumer Discretionary — 6.1%
ANTA Sports Products	84,436	700,459
Yue Yuen Industrial Holdings	166,779	426,773
TOTAL HONG KONG		1,127,232
IRELAND— 1.7%
Consumer Staples — 1.7%
Glanbia	28,176	309,512
ITALY— 1.2%
Consumer Discretionary — 1.2%
Technogym	20,724	210,079

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
JAPAN— 16.1%
Consumer Discretionary — 10.8%
ABC-Mart	8,557	$547,384
Asics	19,457	251,496
Descente	7,910	108,279
Goldwin	2,459	339,851
Shimano	3,569	513,436
Tosho	3,924	98,853
Xebio Holdings	5,193	55,137
Yonex	9,991	47,251
		1,961,687
Consumer Staples — 4.1%
Ariake Japan	3,415	258,992
Yakult Honsha	8,606	496,196
		755,188
Health Care — 1.2%
Tsumura	7,953	218,408
TOTAL JAPAN		2,935,283
NETHERLANDS— 1.5%
Consumer Discretionary — 1.0%
Basic-Fit *	5,634	177,137
Consumer Staples — 0.5%
Wessanen	7,827	97,745
TOTAL NETHERLANDS		274,882
SOUTH KOREA— 2.3%
Consumer Discretionary — 2.3%
Fila Korea	6,298	297,416
Youngone	4,556	132,401
TOTAL SOUTH KOREA		429,817

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN— 7.2%
Consumer Discretionary — 7.2%
Feng TAY Enterprise	75,920	$494,288
Giant Manufacturing	38,626	268,697
Merida Industry	30,788	177,906
Pou Chen	303,786	379,128
TOTAL TAIWAN		1,320,019
UNITED KINGDOM— 4.4%
Consumer Discretionary — 4.4%
JD Sports Fashion	84,975	638,512
Sports Direct International *	55,265	167,723
TOTAL UNITED KINGDOM		806,235
UNITED STATES— 40.5%
Consumer Discretionary — 22.1%
Columbia Sportswear	5,483	514,251
Dick's Sporting Goods	7,436	253,121
Foot Locker	9,178	332,152
Kontoor Brands	898	30,748
Lululemon Athletica *	3,357	619,937
NIKE, Cl B	6,623	559,644
Planet Fitness, Cl A *	7,944	560,926
Under Armour, Cl A *	19,385	360,755
VF	6,291	515,547
Weight Watchers International *	6,887	206,541
Zumiez *	2,613	67,886
		4,021,508
Consumer Staples — 11.2%
Calavo Growers	1,812	160,634
Cal-Maine Foods	4,512	182,916
Hain Celestial Group *	10,727	204,349

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Herbalife Nutrition *	10,531	$362,582
Medifast	1,223	122,251
Nu Skin Enterprises, Cl A	5,705	231,737
Sanderson Farms	2,284	341,732
Sprouts Farmers Market *	12,746	228,791
United Natural Foods *	5,204	41,840
USANA Health Sciences *	2,402	163,264
		2,040,096
Health Care — 5.9%
DexCom *	4,729	811,544
Prestige Consumer Healthcare *	5,328	169,857
Tivity Health *	4,862	88,780
		1,070,181
Industrials — 0.9%
Healthcare Services Group	7,628	172,011
Information Technology — 0.4%
Fitbit, Cl A *	22,760	70,328
TOTAL UNITED STATES		7,374,124
TOTAL INVESTMENTS — 99.7%
(Cost $18,693,325)		$18,184,055

Percentages are based on Net Assets of $18,235,986.

*	Non-income producing security.

Cl — Class

As of August 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.7%
Communication Services — 2.0%
Zayo Group Holdings *	76,686	$2,581,251
Energy — 0.3%
Matrix Service *	18,194	361,515
Industrials — 68.5%
Acuity Brands	12,753	1,599,354
Advanced Drainage Systems	14,770	463,630
AECOM *	50,109	1,777,867
Aegion, Cl A *	19,961	394,030
Altra Industrial Motion	12,879	334,725
Arconic	156,306	4,038,947
Argan	8,926	368,733
Astec Industries	10,111	279,064
Atkore International Group *	16,924	490,965
Columbus McKinnon	10,779	348,916
Crane	19,055	1,452,753
CSW Industrials	7,053	481,085
CSX	56,609	3,793,935
Dycom Industries *	6,620	294,590
Eaton	52,528	4,240,060
EMCOR Group	18,389	1,607,934
Emerson Electric	58,724	3,499,363
Exponent	16,656	1,180,744
Fastenal	125,163	3,832,491
Fluor	45,083	796,617
Fortive	51,499	3,651,279
Genesee & Wyoming, Cl A *	18,957	2,101,952
Gibraltar Industries *	10,263	413,291
Gorman-Rupp	10,917	326,091
Granite Construction	15,006	426,771
Greenbrier	9,076	211,380

Schedule of Investments	August 31, 2019 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
H&E Equipment Services	14,662	$356,140
HD Supply Holdings *	57,768	2,247,753
Herc Holdings *	11,020	454,906
Hubbell, Cl B	17,749	2,327,604
Insteel Industries	17,898	334,693
Jacobs Engineering Group	46,047	4,091,736
Kansas City Southern	32,897	4,138,443
Lincoln Electric Holdings	20,662	1,705,855
Manitowoc *	24,902	311,275
MasTec *	25,197	1,584,135
MRC Global *	24,076	302,635
Mueller Industries	14,712	387,808
Mueller Water Products, Cl A	38,907	406,967
MYR Group *	11,911	341,488
Norfolk Southern	22,306	3,882,359
NOW *	28,219	335,524
Pentair	55,519	1,994,243
Powell Industries	12,981	471,470
Primoris Services	18,121	354,084
Quanta Services	46,810	1,586,859
RBC Bearings *	7,936	1,266,030
Rexnord *	33,516	877,449
Rockwell Automation	22,637	3,458,707
SPX *	12,639	479,650
Sterling Construction *	27,659	309,504
Team *	24,671	406,578
Terex	23,590	585,740
Tetra Tech	17,716	1,437,122
Titan Machinery *	19,972	300,778
Trinity Industries	46,856	818,574
Tutor Perini *	21,251	212,298
Union Pacific	23,880	3,867,605

Schedule of Investments	August 31, 2019 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
United Rentals *	26,087	$2,936,353
Valmont Industries	7,075	958,663
Wabash National	24,487	334,003
Wabtec	31,342	2,169,180
WESCO International *	14,939	673,450
Willdan Group *	10,800	390,420
		87,504,648
Information Technology — 3.3%
Anixter International *	10,714	642,519
Badger Meter	7,025	362,349
Calix *	34,477	207,207
Trimble *	80,767	3,030,378
		4,242,453
Materials — 24.2%
AK Steel Holding *	138,891	300,004
Alcoa *	59,777	1,071,802
Allegheny Technologies *	40,257	797,894
Century Aluminum *	40,092	220,907
Cleveland-Cliffs (A)	95,445	757,833
Commercial Metals	37,643	589,866
Eagle Materials	15,021	1,264,618
Forterra * (A)	80,148	479,285
Haynes International	11,957	357,156
Martin Marietta Materials	20,274	5,144,933
Minerals Technologies	6,821	328,772
Nucor	63,969	3,133,202
Reliance Steel & Aluminum	22,525	2,190,106
RPM International	42,665	2,887,140
Steel Dynamics	73,615	1,987,605
Summit Materials, Cl A *	25,575	536,563
TimkenSteel *	31,287	163,318
United States Steel (A)	56,796	628,732

Schedule of Investments	August 31, 2019 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
US Concrete *	10,544	$427,243
Vulcan Materials	37,026	5,229,922
Westlake Chemical	41,540	2,433,829
		30,930,730
Utilities — 1.4%
MDU Resources Group	62,831	1,689,525
TOTAL COMMON STOCK
(Cost $139,753,941)		127,310,122

CORPORATE OBLIGATION — 0.0%
Mueller Industries
6.000%, 03/01/27
(Cost $1,000)	$1,000	1,013

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.050%
(Cost $132,580)	132,580	132,580

REPURCHASE AGREEMENT(B) — 1.0%
RBC Capital Markets
2.100%, dated 08/31/19, to be repurchased on 09/03/19 repurchase price $1,281,414 (collateralized by U.S. Treasury Obligations, ranging in par value $11,704 - $196,806, 2.750%, 06/30/2025, with a total market value of $1,307,656)
(Cost $1,281,190)	1,281,190	1,281,190
TOTAL INVESTMENTS — 100.8%
(Cost $141,168,711)		$128,724,905

Percentages are based on Net Assets of $127,745,791.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X U.S. Infrastructure Development ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $1,364,527.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2019, was $1,413,770.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2019.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$127,310,122	$—	$—	$127,310,122
Corporate Obligation	—	1,013	—	1,013
Short-Term Investment	132,580	—	—	132,580
Repurchase Agreement	—	1,281,190	—	1,281,190
Total Investments in Securities	$127,442,702	$1,282,203	$—	$128,724,905

For the period ended August 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 1.2%
Consumer Discretionary — 0.6%
Gildan Activewear, Cl A	10,952	$401,719
Financials — 0.6%
Toronto-Dominion Bank	7,305	395,858
TOTAL CANADA		797,577
UNITED STATES— 98.6%
Communication Services — 5.7%
Alphabet, Cl A *	378	450,021
AT&T	13,250	467,194
Comcast, Cl A	9,601	424,941
Facebook, Cl A *	2,105	390,835
Netflix *	1,355	398,031
Omnicom Group	5,272	400,988
Sprint *	56,244	381,897
Verizon Communications	7,697	447,658
Walt Disney	3,049	418,506
		3,780,071
Consumer Discretionary — 12.0%
Amazon.com *	214	380,126
Best Buy	5,533	352,175
Choice Hotels International	4,892	445,074
Darden Restaurants	3,468	419,559
eBay	10,501	423,085
Ford Motor	41,703	382,417
General Motors	10,662	395,453
Hasbro	3,536	390,622
Home Depot	2,006	457,187
Kohl's	8,347	394,479
Kontoor Brands	13,660	467,718
L Brands	16,666	275,156
Lowe's	4,192	470,343

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Marriott International, Cl A	3,118	$393,055
NIKE, Cl B	4,940	417,430
Nordstrom	14,352	415,778
Starbucks	4,754	459,046
Tapestry	13,790	284,764
VF	4,823	395,245
Whirlpool	2,939	408,786
		8,027,498
Consumer Staples — 10.8%
Brown-Forman, Cl B	7,780	458,943
Campbell Soup	10,633	478,485
Clorox	2,635	416,752
Coca-Cola	8,010	440,870
Colgate-Palmolive	6,156	456,467
Costco Wholesale	1,534	452,162
Energizer Holdings	10,964	422,114
Estee Lauder, Cl A	2,275	450,427
General Mills	8,324	447,831
Hershey	2,935	465,139
Hormel Foods	10,821	461,083
Kellogg	7,465	468,802
Kimberly-Clark	3,200	451,552
McCormick	2,713	441,866
PepsiCo	3,344	457,225
Procter & Gamble	3,827	460,120
		7,229,838
Energy — 2.9%
Chevron	3,405	400,837
ConocoPhillips	7,171	374,183
Devon Energy	16,253	357,403
Hess	7,110	447,575

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Occidental Petroleum	8,278	$359,927
		1,939,925
Financials — 13.8%
Aflac	7,990	400,938
Allstate	4,220	432,086
American Express	3,366	405,166
BlackRock, Cl A	917	387,488
Capital One Financial	4,445	385,026
Citigroup	5,900	379,665
Discover Financial Services	4,684	374,579
FactSet Research Systems	1,545	420,379
JPMorgan Chase	3,735	410,327
KeyCorp	23,364	387,842
MetLife	8,553	378,898
Moody's	2,121	457,245
Northern Trust	4,434	389,882
Pinnacle Financial Partners	7,115	374,747
PNC Financial Services Group	3,048	392,979
Progressive	5,318	403,104
Prudential Financial	4,207	336,939
S&P Global	1,773	461,316
T Rowe Price Group	3,803	420,688
Travelers	2,895	425,449
Umpqua Holdings	24,768	389,105
US Bancorp	7,613	401,129
Wintrust Financial	6,096	383,012
		9,197,989
Health Care — 14.8%
Abbott Laboratories	4,864	414,996
AbbVie	6,386	419,816
Agilent Technologies	6,192	440,313
Amgen	2,423	505,485

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Becton Dickinson	1,681	$426,840
Biogen Idec *	1,786	392,474
Boston Scientific *	10,049	429,394
Bristol-Myers Squibb	9,967	479,113
Celgene *	4,790	463,672
CVS Health	7,694	468,718
Danaher	3,020	429,112
Edwards Lifesciences *	2,004	444,567
Eli Lilly	3,970	448,491
Illumina *	1,417	398,659
Johnson & Johnson	3,321	426,284
Merck	5,270	455,697
Mettler-Toledo International *	531	348,755
Regeneron Pharmaceuticals *	1,373	398,239
Thermo Fisher Scientific	1,494	428,868
Varian Medical Systems *	3,198	338,764
Vertex Pharmaceuticals *	2,485	447,350
Waters *	2,009	425,687
Zoetis, Cl A	3,731	471,673
		9,902,967
Industrials — 11.6%
3M	2,402	388,451
Alaska Air Group	6,570	392,360
Boeing	1,191	433,631
Cummins	2,457	366,756
Deere	2,524	390,993
Delta Air Lines	6,821	394,663
Eaton	5,208	420,390
FedEx	2,449	388,436
General Electric	40,340	332,805
Ingersoll-Rand	3,472	420,425
Lockheed Martin	1,168	448,641

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Raytheon	2,340	$433,649
Rockwell Automation	2,551	389,767
Southwest Airlines	8,043	420,810
Union Pacific	2,447	396,316
United Parcel Service, Cl B	3,837	455,298
Wabtec	5,902	408,478
Waste Management	3,721	444,101
WW Grainger	1,441	394,330
		7,720,300
Information Technology — 17.3%
Adobe *	1,388	394,900
Akamai Technologies *	5,164	460,268
Alliance Data Systems	2,738	336,637
Analog Devices	3,457	379,682
Apple	2,037	425,204
Applied Materials	8,262	396,741
Automatic Data Processing	2,575	437,338
Cisco Systems	7,495	350,841
Cognizant Technology Solutions, Cl A	6,552	402,227
Corning	12,738	354,753
HP	19,974	365,324
Intel	8,142	386,012
Intuit	1,532	441,768
Juniper Networks	15,868	367,503
Keysight Technologies *	4,562	441,876
KLA	3,021	446,806
Lam Research	1,985	417,862
Littelfuse	2,261	352,874
Mastercard, Cl A	1,538	432,747
Microsoft	3,061	421,989
NVIDIA	2,412	404,034
Oracle	7,415	386,025

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
QUALCOMM	5,679	$441,656
salesforce.com *	2,684	418,892
Texas Instruments	3,340	413,325
Visa, Cl A	2,350	424,927
VMware, Cl A	2,387	337,617
Workday, Cl A *	2,007	355,801
Xilinx	3,261	339,340
		11,534,969
Materials — 3.7%
Air Products & Chemicals	1,916	432,863
Ecolab	2,176	448,930
International Flavors & Fragrances	2,952	323,982
Newmont Goldcorp	10,962	437,274
PPG Industries	3,597	398,512
Sonoco Products	7,066	404,175
		2,445,736
Real Estate — 1.9%
CBRE Group, Cl A *	8,174	427,254
Jones Lang LaSalle	2,998	401,882
ProLogis ‡	5,238	438,002
		1,267,138
Utilities — 4.1%
American Water Works	3,779	481,142
Entergy	4,118	464,676
Exelon	9,473	447,694
NextEra Energy	2,051	449,333
Sempra Energy	3,083	436,645
WEC Energy Group	5,021	480,861
		2,760,351

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Conscious Companies ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$65,806,782
TOTAL INVESTMENTS — 99.8%
(Cost $58,568,863)	$66,604,359

Percentages are based on Net Assets of $66,765,269.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor's

As of August 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — 100.0%
UNITED STATES— 100.0%
Communication Services — 11.1%
Alphabet, Cl A *	31	$36,907
Cargurus, Cl A *	1,034	33,729
DISH Network, Cl A *	1,168	39,198
Facebook, Cl A *	212	39,362
Netflix *	108	31,725
Nexstar Media Group, Cl A	348	34,414
Snap, Cl A *	3,726	58,983
TripAdvisor *	761	28,910
Twitter *	1,051	44,825
World Wrestling Entertainment, Cl A	487	34,786
Zayo Group Holdings *	1,269	42,714
		425,553
Consumer Discretionary — 12.0%
Amazon.com *	21	37,302
GrubHub *	609	36,138
L Brands	1,553	25,640
Las Vegas Sands	599	33,227
Ollie's Bargain Outlet Holdings *	423	23,455
Roku, Cl A *	641	97,022
Skechers U.S.A., Cl A *	1,288	40,778
Tesla *	173	39,030
Texas Roadhouse, Cl A	670	34,478
Under Armour, Cl A *	1,783	33,182
Urban Outfitters *	1,386	32,446
Wayfair, Cl A *	263	29,651
		462,349
Consumer Staples — 0.8%
National Beverage	707	28,916
Energy — 0.6%
Continental Resources	850	24,820

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — 14.1%
Athene Holding, Cl A *	914	$35,518
BlackRock, Cl A	85	35,918
Capital One Financial	434	37,593
Essent Group	872	42,292
Green Dot, Cl A *	641	19,602
Interactive Brokers Group, Cl A	750	35,400
Intercontinental Exchange	501	46,834
KKR	1,655	42,765
LendingTree *	104	32,249
MarketAxess Holdings	149	59,245
SEI Investments	755	43,420
Signature Bank NY	306	35,695
Starwood Property Trust ‡	1,763	41,307
Wintrust Financial	531	33,363
		541,201
Health Care — 17.1%
Allogene Therapeutics *	1,362	37,087
FibroGen *	840	37,514
Guardant Health *	603	52,780
Ionis Pharmaceuticals *	544	34,386
Jazz Pharmaceuticals *	310	39,727
Masimo *	312	47,814
Medidata Solutions *	455	41,669
Neurocrine Biosciences *	525	52,195
Penumbra *	293	42,646
Regeneron Pharmaceuticals *	117	33,936
Seattle Genetics *	593	43,076
Spark Therapeutics *	377	36,724
Ultragenyx Pharmaceutical *	595	32,410
United Therapeutics *	387	31,951
Universal Health Services, Cl B	315	45,543

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Veeva Systems, Cl A *	292	$46,831
		656,289
Industrials — 5.1%
Clean Harbors *	547	40,232
CoStar Group *	83	51,034
FedEx	221	35,053
Insperity	332	32,888
Lyft, Cl A *	710	34,769
		193,976
Information Technology — 27.9%
2U *	657	11,747
Akamai Technologies *	515	45,902
Dell Technologies, Cl C *	622	32,052
Dropbox, Cl A *	1,669	29,875
EPAM Systems *	230	44,006
Euronet Worldwide *	276	42,267
Fortinet *	437	34,602
HubSpot *	227	45,327
IPG Photonics *	234	28,953
Monolithic Power Systems	262	39,447
New Relic *	393	22,535
Nutanix, Cl A *	939	22,752
NVIDIA	228	38,192
Okta, Cl A *	395	49,967
Paycom Software *	203	50,774
Pegasystems	537	37,671
RealPage *	633	40,303
RingCentral, Cl A *	352	49,678
salesforce.com *	245	38,237
Square, Cl A *	568	35,125
SS&C Technologies Holdings	609	28,385
Trade Desk, Cl A *	189	46,450

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Twilio, Cl A *	301	$39,271
Ubiquiti	245	27,075
VeriSign *	203	41,382
ViaSat *	455	36,095
Workday, Cl A *	199	35,279
Zendesk *	474	38,015
Zscaler *	607	41,725
		1,073,089
Materials — 0.9%
Steel Dynamics	1,287	34,749
Real Estate — 10.4%
American Campus Communities ‡	852	39,601
American Homes 4 Rent, Cl A ‡	1,693	43,307
Apartment Investment & Management, Cl A ‡	821	41,871
Brandywine Realty Trust ‡	2,639	37,869
Camden Property Trust ‡	404	43,733
Healthcare Trust of America, Cl A ‡	1,451	41,150
Medical Properties Trust ‡	2,325	43,222
Pebblebrook Hotel Trust ‡	1,237	33,362
STAG Industrial ‡	1,395	40,567
Vornado Realty Trust ‡	577	34,891
		399,573
TOTAL UNITED STATES		3,840,515
TOTAL INVESTMENTS — 100.0%
(Cost $3,951,581)		$3,840,515

Percentages are based on Net Assets of $3,840,609.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Founder-Run Companies ETF

As of August 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 4.4%
Information Technology — 4.4% Xero *	524,124	$22,413,070
CHINA— 2.4%
Consumer Discretionary — 1.6%
Alibaba Group Holding ADR *	46,602	8,156,748
Information Technology — 0.8%
21Vianet Group ADR *	380,627	2,987,922
Kingsoft	580,100	1,070,564
		4,058,486
TOTAL CHINA		12,215,234
UNITED STATES— 93.1%
Communication Services — 4.3%
Alphabet, Cl A *	5,227	6,222,900
Netflix *	53,111	15,601,357
		21,824,257
Consumer Discretionary — 1.8%
Amazon.com *	5,208	9,250,918
Information Technology — 80.1%
2U *	267,543	4,783,669
Akamai Technologies *	250,692	22,344,178
Anaplan *	517,648	28,123,815
Benefitfocus *	148,901	3,889,294
Box, Cl A *	660,707	9,666,143
Cornerstone OnDemand *	272,742	14,228,950
Coupa Software *	196,263	27,266,818
Dropbox, Cl A *	839,035	15,018,727
Everbridge *	150,330	12,958,446
International Business Machines	16,105	2,182,711
LogMeIn	228,040	15,242,194
Microsoft	79,675	10,983,996

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Mimecast *	276,595	$11,321,033
Paycom Software *	99,790	24,959,474
Paylocity Holding *	209,851	22,919,926
Proofpoint *	163,921	18,623,065
Qualys *	179,385	14,282,634
RealPage *	318,167	20,257,693
salesforce.com *	124,368	19,410,114
Shopify, Cl A *	78,963	30,431,550
SPS Commerce *	164,380	8,307,765
Twilio, Cl A *	152,300	19,870,581
Workday, Cl A *	101,114	17,925,490
Workiva, Cl A *	163,296	7,856,171
Zscaler *	306,413	21,062,830
		403,917,267
Real Estate — 6.9%
CoreSite Realty ‡	34,305	3,985,555
CyrusOne ‡	100,452	7,379,204
Digital Realty Trust ‡	169,148	20,911,767
QTS Realty Trust, Cl A ‡	51,182	2,510,989
		34,787,515
TOTAL UNITED STATES		469,779,957
TOTAL INVESTMENTS — 99.9%
(Cost $501,221,143)		$504,408,261

Percentages are based on Net Assets of $504,740,991.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments	August 31, 2019 (Unaudited)

Global X Cloud Computing ETF

As of August 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-008-0700